Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Current income tax expenses		$ 21,008
Deferred income tax expenses
Total income tax expenses		21,008
Current income tax expenses
Deferred income tax expenses
Total income tax expenses